UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21236

BNY Mellon Stock Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/22

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon International Small Cap Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon International Small Cap Fund

SEMI-ANNUAL REPORT April 30, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2021, through April 30, 2022, as provided by James A. Lydotes employed by the fund’s sub-adviser, Newton Investment Management North America, LLC

Market and Fund Performance Overview

For the six-month period ended April 30, 2022, BNY Mellon International Small Cap Fund’s Class A shares produced a total return of −15.89%, Class C shares returned −16.16%, Class I shares returned −15.75% and Class Y shares returned −15.75%.1 In comparison, the fund’s benchmark, the S&P Developed Ex-US SmallCap Index (the “Index”), produced a total return of −16.25% for the same period.2

International small-cap stocks posted losses over the reporting period as the global economy and markets faced high inflation, rising interest rates and geopolitical uncertainties. The fund outperformed the Index, due primarily to stock selection in the information technology and financial sectors and to an underweight in the Japanese financial sector.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of small-cap, foreign companies. The fund considers foreign companies to be those companies organized or with their principal place of business, or majority of assets or business, in countries represented in the Index. The fund considers small-cap companies to be those companies with total market capitalizations that fall within the range of the capitalizations of the companies that comprise the Index.

The fund invests in stocks that appear to be undervalued (as measured by their price/earnings ratios) and that may have value and/or growth characteristics. The fund’s portfolio managers employ a bottom-up investment approach using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks. The portfolio managers seek to allocate country weights generally in accordance with the Index and use the sector weightings of the Index as a guide, but the fund’s country and sector weightings may vary from those of the Index.

The fund’s stock selection process is designed to produce a diversified portfolio that, relative to the Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

Inflation and Geopolitical Concerns Weigh on Markets

Stocks lost ground during the period due to concerns about inflation, rising interest rates and geopolitical events. While the waning of the pandemic and reopening of global economies supported markets early in the reporting period, supply-chain problems hindered sales in some industries. These bottlenecks, combined with loose monetary policy and massive government spending, caused inflation to rise to multi-decade highs in the U.S.

The Federal Reserve (the “Fed”) initially called pricing pressures “transitory” but acknowledged late in the period that pricing pressures were more permanent. Officials signaled that in addition to tapering bond purchases late in 2021, they were likely to hike interest rates in 2022.

While growth stocks dominated the market earlier in 2021, value stocks gained favor at times during the period. When concerns about the economy rose, the market favored growth stocks, but when positive news on the pandemic emerged, value and more cyclically oriented stocks benefited.

Late in the reporting period, markets experienced increased volatility. While the economy continued to show strength, especially in the labor market, higher-than-expected inflation weighed on returns, and rising Treasury yields led to depressed stock valuations, especially among high-growth companies. In addition, geopolitical risks also came to the fore as the conflict in Ukraine intensified.

Stock Selection Drove Performance

The fund’s performance versus the Index was driven largely by stock selection. Sector position contributed positively as well. In the information technology sector, a position in ASM International, a Dutch semiconductor equipment manufacturer, was especially advantageous. The company holds a dominant position in its industry and has benefited from strong demand for semiconductors across a variety of industries. In the financial sector, the fund maintained a slight underweight position, but its position in BAWAG Group, an Austrian financial services company, performed especially well. Like other financial services companies, it has benefited from rising interest rates, but investors have also seen value in its capital return program, which includes an attractive dividend. The fund was also underweight in the Japanese financial sector. This position contributed positively as this sector did not perform well relative to the Index.

On a less positive note, positioning in the materials and energy sectors detracted from performance. In the materials sector, the fund had an overweight position in gold mining companies, and these lagged as the price of gold declined. In the energy sector, the fund typically favors companies with strong balance sheets, and while the sector posted a strong gain, lower-quality companies performed better during the period.

A Positive Outlook

Given the ongoing global economic recovery, we remain positive on the markets. Non-U.S. markets appear to be catching up to the U.S. as the vaccines are distributed, and the pandemic wanes. In fact, corporate earnings in overseas markets could accelerate. Companies in these markets do not appear to be facing the same labor shortages that are creating a headwind for U.S. companies. In addition, fiscal stimulus measures enacted last year in many developed markets should provide a tailwind, as will accelerated capital expenditures by utility companies and others that are intended to minimize carbon emissions. The pandemic has provided the opportunity for companies to accelerate this spending over the next five years.

This suggests that investors can expect corporate earnings of international small-cap companies to post the kind of growth in the coming months that their U.S. counterparts have already been experiencing. This, combined with the more attractive valuations, bodes well for this asset class in the near term.

May 16, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. through March 1, 2023, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The S&P Developed Ex-US SmallCap Index comprises the stocks representing the lowest 15% of float-adjusted, market capitalization in each developed country, excluding the U.S. It is a subset of the S&P Global BMI, a comprehensive, rules-based index measuring global stock market performance. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. These risks are enhanced in emerging-market countries. Please read the prospectus for further discussion of these risks.

References to specific securities, asset classes and financial markets are for illustrative purposes only and are not intended to be and should not be interpreted as recommendations.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon International Small Cap Fund from November 1, 2021 to April 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.71	$9.12	$4.57	$4.57
Ending value (after expenses)	$841.10	$838.40	$842.50	$842.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.26	$9.99	$5.01	$5.01
Ending value (after expenses)	$1,018.60	$1,014.88	$1,019.84	$1,019.84
†

Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class C, 1.00% for Class I and 1.00% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 93.6%
Australia - 6.6%
Adairs	32,991		65,846
Ansell	23,134		443,048
Beach Energy	84,813		96,422
Charter Hall Retail REIT	137,417		427,024
Cromwell Property Group	146,418		87,696
GrainCorp, Cl. A	32,192		233,093
JB Hi-Fi	13,000		481,228
Pendal Group	27,965		102,651
Premier Investments	5,259		92,558
Shopping Centres Australasia Property Group	40,996		87,157
Silver Lake Resources	66,825	[a]	86,387
			2,203,110
Austria - 1.0%
BAWAG Group	7,268	[b]	344,709
Canada - 5.8%
Air Canada	3,812	[a]	66,765
Baytex Energy	39,416	[a]	201,583
Canada Goose Holdings	2,454	[a]	53,487
Capital Power	8,036		264,103
Finning International	7,748		217,968
Hudbay Minerals	30,380		194,627
International Petroleum	23,071	[a]	221,741
Parex Resources	8,135		158,565
The Descartes Systems Group	2,583	[a]	160,431
The North West Company	8,272		230,713
Torex Gold Resources	17,105	[a]	191,468
			1,961,451
Denmark - 3.6%
Pandora	5,340		463,159
Scandinavian Tobacco Group	35,364	[b]	741,197
			1,204,356
Finland - .3%
Valmet	4,123		110,350
France - 11.3%
Alten	3,598		481,892
Casino Guichard Perrachon	6,868	[a]	120,804
Covivio	1,949		137,711
Eiffage	9,828		964,092
JCDecaux	5,720		120,413
Klepierre	14,251		338,421

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 93.6% (continued)
France - 11.3% (continued)
Korian	2,457		51,497
Lagardere	7,135		187,177
Maisons du Monde	5,347	[b]	91,276
Mercialys	14,893		142,618
Nexity	10,635		321,460
Teleperformance	1,662		594,233
Ubisoft Entertainment	1,887	[a]	85,200
Unibail-Rodamco-Westfield	2,087	[a]	147,848
			3,784,642
Georgia - .5%
Bank of Georgia Group	11,974	[a]	184,405
Germany - 6.9%
AURELIUS Equity Opportunities & Co.	6,059		162,630
Deutz	44,522		199,774
DWS Group GmbH & Co.	18,592	[b]	615,455
GFT Technologies	4,130		165,596
Hornbach Holding & Co.	688	[a]	82,708
Rheinmetall	3,317		749,752
Stroeer SE & Co.	4,080		245,701
Synlab	6,031		90,417
			2,312,033
Hong Kong - .7%
Hysan Development	32,000		93,664
SITC International Holdings	40,000		133,539
			227,203
Ireland - 1.3%
Grafton Group	24,063		292,760
ICON	658	[a]	148,846
			441,606
Italy - 6.3%
ANIMA Holding	68,640	[b]	332,162
Buzzi Unicem	14,593		268,454
Iren	23,136		59,863
Italgas	147,346		951,244
Unipol Gruppo	91,246		493,323
			2,105,046
Japan - 18.2%
Anritsu	18,200		229,341
Beenos	2,800		38,913
FCC	14,600		145,967
Internet Initiative Japan	27,200		857,404
Itochu Techno-Solutions	2,200		51,715
Jeol	1,300		59,122

Description	Shares		Value ($)
Common Stocks - 93.6% (continued)
Japan - 18.2% (continued)
Kamigumi	13,700		232,865
Kanamoto	15,500		231,584
Kenedix Retail REIT	94		197,121
Kyoei Steel	4,400		45,289
NICHIAS	15,400		276,954
Nichicon	21,100		191,022
Nihon Kohden	6,100		147,058
Nishi-Nippon Financial Holdings	13,700		82,244
Nissha	10,200		107,940
Rohto Pharmaceutical	13,900		370,867
Roland DG	6,300		157,516
Saizeriya	5,300		97,386
Sanwa Holdings	45,800		417,722
SCREEN Holdings	6,700		548,871
Seino Holdings	4,100		33,459
Star Micronics	14,100		158,263
Takeuchi Manufacturing	14,200		259,643
Tamron	8,500		150,040
TechnoPro Holdings	3,400		85,102
TIS	3,500		78,779
Tomy	9,000		85,650
UACJ	13,200		222,491
Yamato Kogyo	8,900		288,132
Zeon	27,000		289,096
			6,137,556
Jersey - .5%
Centamin	146,389		167,763
Jordan - .9%
Hikma Pharmaceuticals	12,843		302,354
Luxembourg - 2.6%
Aperam	4,516		173,376
Eurofins Scientific	7,542	[a]	700,889
			874,265
Malaysia - .2%
Frencken Group	70,000		71,398
Netherlands - 3.1%
Aegon	39,189		202,732
Arcadis	3,974		165,069
ASM International	1,849		552,144
PostNL	37,233		121,827
			1,041,772
Singapore - 1.3%
BW LPG	12,978	[b]	81,682

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 93.6% (continued)
Singapore - 1.3% (continued)
IGG	856,000	[a]	350,661
			432,343
South Africa - .6%
Investec	33,498		195,589
South Korea - 2.4%
CJ ENM	460		45,942
Dentium	1,604		85,483
DGB Financial Group	11,809		82,970
DL E&C	1,731		81,334
Dl Holdings	690		33,659
Hyundai Wia	805		41,134
Kumho Petrochemical	948		114,602
Seegene	748		23,807
SM Entertainment	1,650		88,390
Tesna	5,245		195,000
			792,321
Spain - 2.0%
Almirall	27,154	[a]	352,549
Indra Sistemas	12,919	[a]	131,678
Laboratorios Farmaceuticos ROVI	2,913	[a]	197,663
			681,890
Sweden - 2.3%
Getinge, Cl. B	5,507		159,674
Intrum	13,391		320,513
Inwido	7,804		107,846
LeoVegas	18,605	[b]	79,662
Scandic Hotels Group	27,316	[a,b]	104,595
			772,290
Switzerland - 3.5%
ALSO Holding	321		72,808
Galenica	7,953	[b]	587,090
Medmix	793	[b]	26,551
Sulzer	4,053		302,593
VAT Group	598	[b]	185,579
			1,174,621
United Kingdom - 10.7%
Capricorn Energy	141,466	[a]	364,045
Entain	23,462	[a]	441,123
Frasers Group	22,382	[a]	187,959
Future	13,126		359,023
Greggs	3,198		93,159
Halfords Group	24,801		70,414
Halma	4,735		145,803

Description		Shares		Value ($)
Common Stocks - 93.6% (continued)
United Kingdom - 10.7% (continued)
IG Group Holdings		29,324		299,409
Man Group		194,736		568,335
Pagegroup		22,311		136,924
Provident Financial		28,871		92,327
Sthree		43,383		198,978
Tate & Lyle		35,078		341,826
Vistry Group		30,292		316,422
				3,615,747
United States - 1.0%
Nexteer Automotive Group		90,000		50,413
SunOpta		50,935	[a]	279,633
				330,046
Total Common Stocks (cost $29,074,463)				31,468,866

Exchange-Traded Funds - .6%
United States - .6%
iShares MSCI EAFE Small-Cap ETF (cost $209,634)		3,284		202,623
	Preferred Dividend Yield (%)
Preferred Stocks - .8%
Germany - .8%
Sartorius	0.41	573		217,043
Schaeffler	8.92	13,357		72,045
Total Preferred Stocks (cost $336,885)				289,088
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $136,806)	0.38	136,806	[c]	136,806
Total Investments (cost $29,757,788)		95.4%		32,097,383
Cash and Receivables (Net)		4.6%		1,537,181
Net Assets		100.0%		33,634,564

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities were valued at $3,189,958 or 9.48% of net assets.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	14.3
Diversified Financials	7.0
Materials	6.1
Real Estate	5.9
Health Care Equipment & Services	5.6
Pharmaceuticals Biotechnology & Life Sciences	5.1
Media & Entertainment	4.4
Food, Beverage & Tobacco	4.1
Commercial & Professional Services	4.0
Semiconductors & Semiconductor Equipment	3.9
Utilities	3.8
Energy	3.3
Retailing	3.3
Software & Services	3.2
Consumer Durables & Apparel	3.2
Technology Hardware & Equipment	2.7
Telecommunication Services	2.5
Consumer Services	2.4
Insurance	2.1
Banks	2.1
Transportation	1.7
Food & Staples Retailing	1.7
Household & Personal Products	1.1
Investment Companies	1.0
Automobiles & Components	.9
95.4

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 10/31/2021	Purchases ($)†	Sales ($)	Value ($) 4/30/2022	Dividends/ Distributions ($)
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	4,227,681	17,589,001	(21,679,876)	136,806	125

† Includes reinvested dividends/distributions.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	29,620,982	31,960,577
Affiliated issuers	136,806	136,806
Cash denominated in foreign currency	197,103	193,714
Tax reclaim receivable—Note 1(b)		1,369,561
Dividends receivable		36,737
Receivable for shares of Beneficial Interest subscribed		24,600
Prepaid expenses		38,963
		33,760,958
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		56,395
Payable for shares of Beneficial Interest redeemed		5,000
Trustees’ fees and expenses payable		4,631
Interest payable—Note 2		136
Other accrued expenses		60,232
		126,394
Net Assets ($)		33,634,564
Composition of Net Assets ($):
Paid-in capital		23,410,389
Total distributable earnings (loss)		10,224,175
Net Assets ($)		33,634,564

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	557,648	102,811	5,697,977	27,276,128
Shares Outstanding	43,080	8,000	439,535	2,104,458
Net Asset Value Per Share ($)	12.94	12.85	12.96	12.96

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $70,981 foreign taxes withheld at source):
Unaffiliated issuers	733,135
Affiliated issuers	125
Total Income	733,260
Expenses:
Management fee—Note 3(a)	478,636
Custodian fees—Note 3(c)	97,399
Professional fees	49,869
Registration fees	32,868
Interest expense—Note 2	11,678
Chief Compliance Officer fees—Note 3(c)	10,209
Shareholder servicing costs—Note 3(c)	5,381
Prospectus and shareholders’ reports	4,937
Trustees’ fees and expenses—Note 3(d)	4,679
Loan commitment fees—Note 2	845
Distribution fees—Note 3(b)	432
Miscellaneous	11,511
Total Expenses	708,444
Less—reduction in expenses due to undertaking—Note 3(a)	(228,456)
Net Expenses	479,988
Net Investment Income	253,272
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	32,584,300
Net realized gain (loss) on forward foreign currency exchange contracts	13,930
Net Realized Gain (Loss)	32,598,230
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(47,188,860)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(17,753)
Net Change in Unrealized Appreciation (Depreciation)	(47,206,613)
Net Realized and Unrealized Gain (Loss) on Investments	(14,608,383)
Net (Decrease) in Net Assets Resulting from Operations	(14,355,111)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations ($):
Net investment income	253,272	7,688,668
Net realized gain (loss) on investments	32,598,230	102,480,045
Net change in unrealized appreciation (depreciation) on investments	(47,206,613)	45,209,523
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,355,111)	155,378,236
Distributions ($):
Distributions to shareholders:
Class A	(55,166)	(1,027)
Class C	(8,489)	-
Class I	(636,492)	(18,822)
Class Y	(11,140,849)	(1,981,850)
Total Distributions	(11,840,996)	(2,001,699)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	827,294	800,172
Class I	1,595,249	7,019,258
Class Y	446,159	60,785,567
Distributions reinvested:
Class A	45,743	852
Class I	510,256	13,727
Class Y	1,941,273	588,465
Cost of shares redeemed:
Class A	(918,884)	(815,353)
Class C	-	(5,011)
Class I	(3,278,313)	(5,127,886)
Class Y	(174,852,852)	(416,017,916)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(173,684,075)	(352,758,125)
Total Increase (Decrease) in Net Assets	(199,880,182)	(199,381,588)
Net Assets ($):
Beginning of Period	233,514,746	432,896,334
End of Period	33,634,564	233,514,746

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Capital Share Transactions (Shares):
Class A
Shares sold	50,437	49,427
Shares issued for distributions reinvested	3,118	61
Shares redeemed	(57,550)	(49,429)
Net Increase (Decrease) in Shares Outstanding	(3,995)	59
Class C
Shares redeemed	-	(336)
Net Increase (Decrease) in Shares Outstanding	-	(336)
Class Ia
Shares sold	106,643	445,506
Shares issued for distributions reinvested	34,758	987
Shares redeemed	(222,777)	(324,497)
Net Increase (Decrease) in Shares Outstanding	(81,376)	121,996
Class Ya
Shares sold	30,490	4,166,595
Shares issued for distributions reinvested	132,330	42,335
Shares redeemed	(11,499,161)	(26,066,871)
Net Increase (Decrease) in Shares Outstanding	(11,336,341)	(21,857,941)

[a]

During the period ended April 30, 2022, 96,627 Class Y shares representing $1,444,002 were exchanged for 96,607 Class I shares and 1,350 Class Y shares representing $20,374 were exchanged for 1,350 Class A shares and during the period ended October 31, 2021 393,596 Class Y shares representing $6,202,189 were exchanged for 393,542 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2022	Year Ended October 31,
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	16.62	12.08	14.06	14.81	16.51	13.12
Investment Operations:
Net investment income[a]	.07	.16	.12	.17	.12	.12
Net realized and unrealized gain (loss) on investments	(2.57)	4.40	(1.64)	.74	(1.56)	3.46
Total from Investment Operations	(2.50)	4.56	(1.52)	.91	(1.44)	3.58
Distributions:
Dividends from net investment income	(1.18)	(.02)	(.46)	(.19)	(.25)	(.19)
Dividends from net realized gain on investment	–	–	–	(1.47)	(.01)	–
Total Distributions	(1.18)	(.02)	(.46)	(1.66)	(.26)	(.19)
Net asset value, end of period	12.94	16.62	12.08	14.06	14.81	16.51
Total Return (%)[b]	(15.89)[c]	37.80	(11.24)	8.37	(8.90)	27.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.11[d]	1.60	1.60	1.56	1.47	1.41
Ratio of net expenses to average net assets	1.25[d]	1.27	1.40	1.40	1.40	1.40
Ratio of net investment income to average net assets	.90[d]	1.00	.98	1.29	.69	.84
Portfolio Turnover Rate	46.48[c]	79.68	86.07	61.08	71.34	88.11
Net Assets, end of period ($ x 1,000)	558	782	568	679	584	496

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2022	Year Ended October 31,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	16.44	12.02	13.94	14.68	16.39	13.02
Investment Operations:
Net investment income (loss)[a]	.02	.04	.03	.07	(.01)	.01
Net realized and unrealized gain (loss) on investments	(2.55)	4.38	(1.65)	.74	(1.53)	3.46
Total from Investment Operations	(2.53)	4.42	(1.62)	.81	(1.54)	3.47
Distributions:
Dividends from net investment income	(1.06)	–	(.30)	(.08)	(.16)	(.10)
Dividends from net realized gain on investment	–	–	–	(1.47)	(.01)	–
Total Distributions	(1.06)	–	(.30)	(1.55)	(.17)	(.10)
Net asset value, end of period	12.85	16.44	12.02	13.94	14.68	16.39
Total Return (%)[b]	(16.16)[c]	36.77	(11.92)	7.54	(9.54)	26.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.68[d]	2.18	2.27	2.29	2.15	2.09
Ratio of net expenses to average net assets	2.00[d]	2.02	2.15	2.15	2.10	2.09
Ratio of net investment income (loss) to average net assets	.27[d]	.28	.23	.51	(.03)	.07
Portfolio Turnover Rate	46.48[c]	79.68	86.07	61.08	71.34	88.11
Net Assets, end of period ($ x 1,000)	103	132	100	119	133	131

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	April 30, 2022	Year Ended October 31,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	16.66	12.10	14.08	14.86	16.57	13.16
Investment Operations:
Net investment income[a]	.09	.18	.16	.19	.16	.13
Net realized and unrealized gain (loss) on investments	(2.57)	4.43	(1.65)	.74	(1.55)	3.51
Total from Investment Operations	(2.48)	4.61	(1.49)	.93	(1.39)	3.64
Distributions:
Dividends from net investment income	(1.22)	(.05)	(.49)	(.24)	(.31)	(.23)
Dividends from net realized gain on investment	–	–	–	(1.47)	(.01)	–
Total Distributions	(1.22)	(.05)	(.49)	(1.71)	(.32)	(.23)
Net asset value, end of period	12.96	16.66	12.10	14.08	14.86	16.57
Total Return (%)	(15.75)[b]	38.15	(11.05)	8.60	(8.64)	28.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.72[c]	1.20	1.19	1.19	1.10	1.12
Ratio of net expenses to average net assets	1.00[c]	1.02	1.15	1.15	1.09	1.12
Ratio of net investment income to average net assets	1.20[c]	1.13	1.28	1.45	.97	.91
Portfolio Turnover Rate	46.48[b]	79.68	86.07	61.08	71.34	88.11
Net Assets, end of period ($ x 1,000)	5,698	8,680	4,827	17,983	21,064	12,280

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2022	Year Ended October 31,
Class Y Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	16.66	12.11	14.09	14.87	16.57	13.17
Investment Operations:
Net investment income[a]	.03	.29	.16	.21	.16	.16
Net realized and unrealized gain (loss) on investments	(2.51)	4.32	(1.64)	.73	(1.54)	3.47
Total from Investment Operations	(2.48)	4.61	(1.48)	.94	(1.38)	3.63
Distributions:
Dividends from net investment income	(1.22)	(.06)	(.50)	(.25)	(.31)	(.23)
Dividends from net realized gain on investment	–	–	–	(1.47)	(.01)	–
Total Distributions	(1.22)	(.06)	(.50)	(1.72)	(.32)	(.23)
Net asset value, end of period	12.96	16.66	12.11	14.09	14.87	16.57
Total Return (%)	(15.75)[b]	38.14	(10.98)	8.64	(8.56)	28.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.45[c]	1.12	1.10	1.08	1.07	1.07
Ratio of net expenses to average net assets	1.00[c]	1.02	1.10	1.08	1.07	1.07
Ratio of net investment income to average net assets	.47[c]	1.88	1.25	1.54	.96	1.08
Portfolio Turnover Rate	46.48[b]	79.68	86.07	61.08	71.34	88.11
Net Assets, end of period ($ x 1,000)	27,276	223,921	427,401	611,528	829,486	877,921

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon International Small Cap Fund (the “fund”) is a separate diversified series of BNY Mellon Stock Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of April 30, 2022, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 8,000 Class A shares and all of the outstanding Class C shares.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of April 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,168,189	29,300,677	††	-	31,468,866
Equity Securities - Preferred Stocks	-	289,088	††	-	289,088
Exchange-Traded Funds	202,623	-		-	202,623
Investment Companies	136,806	-		-	136,806

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2022, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $18,987,089 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2021. These short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2021 was as follows: ordinary income $2,001,699. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2022 was approximately $2,257,459 with a related weighted average annualized interest rate of 1.04%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the investment advisory fee is computed at the annual rate of 1.00% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed from November 1, 2021 through March 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the fund’s average daily net assets. On or after March 1, 2023, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pursuant to the undertaking, amounted to $228,456 during the period ended April 30, 2022.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended April 30, 2022, the Distributor retained $12 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2022, Class C shares were charged $432 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2022, Class A and Class C shares were charged $865 and $144, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2022, the fund was charged $2,306 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2022, the fund was charged $97,399 pursuant to the custody agreement.

During the period ended April 30, 2022, the fund was charged $10,209 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fees of $30,122, Distribution Plan fees of $66, Shareholder Services Plan fees of $142, Custodian fees of $56,000, Chief Compliance Officer fees of $7,335 and Transfer Agent fees of $763 which are offset

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

against an expense reimbursement currently in effect in the amount of $38,033.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward foreign currency exchange contracts (“forward contracts”), during the period ended April 30, 2022, amounted to $45,745,934 and $218,256,670, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2022 there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2022:

Average Market Value ($)
Forward contracts	704,385

At April 30, 2022, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $2,339,595, consisting of 5,497,813 gross unrealized appreciation and $3,158,218 gross unrealized depreciation.

At April 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Liquidation:

On May 17, 2022, the Board approved a Plan of Liquidation (the “Plan”). The Plan provides for the liquidation of the fund, the pro rata distribution of the assets of the fund to its shareholders and the closing of fund shareholder accounts (the “Liquidation”). The Liquidation of the fund will be on or about July 18, 2022. Accordingly, effective on or about June 21, 2022, the fund will be closed to any investments for new accounts.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on November 1-2, 2021, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional international small-/mid-cap growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional international small-/mid-cap growth funds (the “Performance Universe”), all for various periods ended September 30, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional international small-/mid-cap growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and the Performance Universe medians for all periods shown, except the one-year period when it was at the Performance Group median and above the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management and sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s recent performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

For More Information

BNY Mellon International Small Cap Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Newton Investment Management

North America, LLC

BNY Mellon Center

201 Washington Place

Boston, MA 02108

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DYAPX Class C: DYCPX Class I: DYIPX Class Y: DYYPX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 4006SA0422

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Stock Funds

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: June 17, 2022

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: June 17, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)